INCOME TAXES - Deferred Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Tax losses and credit carryforwards	$ 800	$ 870
Lease liability	98	116
Pension and postretirement benefit obligations	98	46
Other accruals and reserves	124	131
Research and development	268	218
Inventory	7	16
Other – net	254	202
Gross deferred tax assets	1,649	1,599
Valuation allowances	(772)	(738)
Total deferred tax assets	877	861
Deferred tax liabilities:
Investments	(176)	(204)
Unrealized exchange losses, net	(36)	(17)
Operating lease asset	(98)	(116)
Property	(360)	(343)
Intangibles	(876)	(999)
Total deferred tax liabilities	(1,546)	(1,679)
Total net deferred tax liability	$ (669)	$ (818)